Expected credit loss/(reversal) for receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2023
Expected credit loss/(reversal) for receivables and other assets
Schedule of provision for receivables and other assets

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Reversal for loan principal and financing service fee receivables	(195,177,565)	(209,396,631)	—	—
Reversal for finance lease receivables	(16,452,740)	(5,086,116)	(4,954,732)	(697,860)
Reversal for contract assets	(87,784)	(31,168)	—	—
Expected credit loss for accounts receivables	—	—	199,711	28,129
Expected credit loss/(reversal) for other current assets	59,901,259	(8,061,187)	29,314,107	4,128,806
Expected credit loss for other non-current assets	—	1,453,719	94,462	13,305
	(151,816,830)	(221,121,383)	24,653,548	3,472,380